PENSION PLAN - Plan Assets (Details) - Registered Plans	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Equity securities	59.00%	61.00%
Debt	34.00%	39.00%
Other	7.00%	0.00%
Total	100.00%	100.00%